CONTINGENT RISKS AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
CONTINGENT RISKS AND COMMITMENTS [Abstract]
Schedule of Contingent Risks and Commitments	This item consists of the following:

	2025	2024
	S/(000)	S/(000)

Contingent credits – indirect loans (b)
Guarantees and standby letters	18,815,322	19,557,938
Import and export letters of credit	2,451,835	2,581,383
Sub-total, Note 7(b)	21,267,157	22,139,321

Responsibilities under credit line agreements (c)	80,250,985	85,269,774
Total	101,518,142	107,409,095